Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Software	1,016,908	1,068,046	136,059
Patent	790,401	812,753	103,536
Total	1,807,309	1,880,799	239,595
Less: accumulated amortization	(1,132,532)	(1,162,664)	(148,112)
Intangible assets, net	674,777	718,135	91,483